As filed with the Securities and Exchange Commission

                               on October 1, 2002


                        Securities Act File No. 333-91816

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 1


                                   FORUM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.
--------------------------------------------------------------------------------

Title of securities being registered:

        Institutional Shares and A Shares of BrownIA Intermediate Bond Fund


Pursuant to Rule 429, no filing fee is required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Parts A and B are incorporated herein by reference from the registration statement filed on July 2, 2002 (accession number 0001004402-02-000280) and Pre-Effective Amendment No. 1 to this registration statement filed on August 15, 2002 (accession number 0001004402-02-000345).

This Post-Effective Amendment is being filed solely to file as exhibits to Item 16 (12)(a) and 16 (12)(b) in this registration statement the tax opinions of Piper Rudnick LLP, tax counsel for the registrant.

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.

THE TRUST INSTRUMENT

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 10.2 of the Registrant's Trust Instrument provides as follows:

"SECTION 10.02 INDEMNIFICATION. (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Covered Person:

         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

         (ii)  in  the  event  of  a   settlement,   unless  there  has  been  a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

THE INVESTMENT ADVISORY AGREEMENTS

Section 4 of the Trust's Investment Advisory Agreements with Austin Investment Management, Inc. (Austin Global Equity Fund), Forum Investment Advisors, LLC (Maine TaxSaver Bond Fund and New Hampshire Bond Fund), Grosvenor Capital Management, LLC (Investors Bond Fund and TaxSaver Bond Fund) and H.M. Payson & Company, Inc. (Payson Balanced Fund and Payson Value Fund) includes language similar to the following:

"SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

"SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

THE DISTRIBUTION AGREEMENT

Section 8 of the Trust's Distribution Agreement with Forum Fund Services, LLC provides:

SECTION 8. INDEMNIFICATION. (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 16 - EXHIBITS.

All references to a post effective amendment ("PEA") are to PEAs to Registrant's Registration Statement on Form N-1A, file numbers 2-67052 and 811-3023.

(1) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in PEA No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(2) Registrant's By-Laws (Exhibit incorporated by reference as filed as Exhibit (b) to PEA No 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(3)       None.

(4) (a) Form of Agreement and Plan of Reorganization between Registrant and Short-Intermediate Income Fund, Inc. is filed herewith as Exhibit A to the Proxy Statement/Proxy for the reorganization of
          Short-Intermediate Income Fund, Inc. with and into BrownIA Intermediate Bond Fund.

(5)       Sections 2.04 and 2.07 of  Registrant's  Trust  Instrument as filed in
          Exhibit 1.

(6) (a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (b) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (c) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

          (d) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC relating to Investors Bond Fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (e) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

          (f) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

          (g) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Maryland Bond Fund dated as of December 20, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 29, 2000, accession number 0001004402-00-000420).

          (h) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Short Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit 16(6)(h) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (i) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

          (j) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit
          (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (k) Investment Advisory Agreement between Registrant and Shaker Management, Inc., (K/N/A/ Shaker Investments, LLC relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

          (l) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

          (m) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

          (n) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund dated
          September 20, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01-500238).

          (o)  Management  Agreement  between  Registrant  and  King  Investment
          Advisors,  Inc.  relating  to  Fountainhead  Special  Value Fund dated
          September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

(7) (a) Distribution Agreement between the Registrant and Forum Fund Services, LLC dated February 28, 1999, as amended May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(7)(a) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (b) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated herein by reference as filed as Exhibit (e)(1) in PEA 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

(8)       None.

(9) (a) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth

          Fund,  and Investor  Shares,  Institutional  Shares and  Institutional
          Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (b) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(10) (a) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

          (b) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (c) Rule 12b-1 Plan for Shaker Fund dated April 26, 2001 (as amended September 11, 2001), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

          (d) Form of Rule 12b-1 Plan for BrownIA Small-Cap Growth Fund and BrownIA Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).

          (e) Rule 18f-3 plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (f) Rule 18f-3 Plan dated April 26, 2001, as amended May 13, 2002, adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (g) Form of Rule 18f-3 Plan to be adopted by Registrant and relating to BrownIA Small-Cap Growth Fund and BrownIA Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit (n)(3) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).


(11) Opinion and consent of Seward & Kissel LLP regarding legality of securities (Exhibit incorporated by reference as filed as Exhibit 16(11) in Form N-14 Registration Statement via EDGAR on August 15, 2002, accession number 0001004402-02-000345).

(12) (a) Opinion and consent of Piper Rudnick LLP regarding the tax consequences for merging Short-Intermediate Income Fund, Inc. into BrownIA Intermediate Bond Fund (filed herewith).

          (b) Opinion and consent of Piper Rudnick LLP regarding the tax consequences for merging Emerging Growth Fund, Inc. into BrownIA Small-Cap Growth Fund (filed herewith).

(13) (a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit 16(13)(a) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (b) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit 16(13)(b) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (c) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value
          Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit 16(13)(c) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (d) Shareholder Service Plan of Registrant dated December 5, 1997 relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

          (e) Shareholder Service Plan of Registrant dated March 18, 1998 relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

          (f) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

          (g) Shareholder Service Plan of Registrant relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund and BrownIA Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).

          (h) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (i) Shareholder Service Plan dated April 26, 2001, as amended May 13, 2002, of Registrant relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (j) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).


(14) (a) Consent of PricewaterhouseCoopers LLP (Exhibit incorporated by reference as filed as Exhibit 16(11) in Form N-14 Registration Statement via EDGAR on August 15, 2002, accession number 0001004402-02-000345).

          (b) Consent of Deloitte & Touche LLP (Exhibit incorporated by reference as filed as Exhibit 16(11) in Form N-14 Registration Statement via EDGAR on August 15, 2002, accession number 0001004402-02-000345).

(15)      None.


(16) Powers of Attorney of Costas Azariadis, James C. Cheng, John Y. Keffer, and J. Michael Parish (Exhibit incorporated by reference as filed as Exhibit (16) to Registrant's Registration Statement as Form N-14 via EDGAR on April 7, 1998, accession number 0000919574-98-000466).


(17) (a) Proxy Card for Short-Intermediate Income Fund, Inc. (Exhibit incorporated by reference as filed as Exhibit 16(11) in Form N-14 Registration Statement via EDGAR on August 15, 2002, accession number 0001004402-02-000345).

          (b) Proxy Card for Emerging Growth Fund, Inc. (Exhibit incorporated by reference as filed as Exhibit 16(11) in Form N-14 Registration Statement via EDGAR on August 15, 2002, accession number 0001004402-02-000345).




ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file copies of the tax opinions required to be filed as an exhibit to the registration statement by Item 16 (12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, October 1, 2002.



                                                FORUM FUNDS

                                                By:  /S/ JOHN Y. KEFFER
                                                     ---------------------------
                                                John Y. Keffer
                                                President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                      DATE

Principal Executive Officer


/S/ JOHN Y. KEFFER                  Chairman                   October 1, 2002
---------------------------         and President
John Y. Keffer


Principal Financial
and Accounting Officer


/S/ STACEY E. HONG                  Treasurer                  October 1, 2002
---------------------------

Stacey E. Hong

A majority of the Trustees


/S/ JOHN Y. KEFFER                                             October 1, 2002
---------------------------

John Y. Keffer

Costas Azariadis
James C. Cheng
J. Michael Parish


/S/ JOHN Y. KEFFER                                             October 1, 2002
---------------------------

By: John Y. Keffer
(Attorney-in-fact)

                                INDEX TO EXHIBITS

EXHIBIT NUMBER               DESCRIPTION OF EXHIBIT


16(12)(a) Opinion  and  consent  of  Piper   Rudnick  LLP   regarding   the  tax
          consequences for merging Short-Intermediate Income Fund, Inc. into BrownIA Intermediate Bond Fund.

16(12)(b) Opinion  and  consent  of  Piper   Rudnick  LLP   regarding   the  tax
          consequences for merging Emerging Growth Fund, Inc. into BrownIA Small-Cap Growth Fund.

                                                               Exhibit 16(12)(a)

                                                               6225 Smith Avenue
                                                  Baltimore, Maryland 21209-3600
                                              MAIN 410.580.3000 FAX 410.580.3001




                                        September 23, 2002


Short-Intermediate Income Fund, Inc.
Deutsche Asset Management, Inc
One South Steet, BAL01-1806
Baltimore, Maryland 21202

BrownIA Intermediate Bond Fund
Forum Financial Group, LLC
Two Portland Square
Portland, ME 04101


    Re: SHORT-INTERMEDIATE INCOME FUND, INC. INTO BROWNIA INTERMEDIATE BOND FUND

Ladies and Gentlemen:

         We have acted as special counsel to Short-Intermediate Income Fund, Inc., a Maryland corporation, and BrownIA Intermediate Bond Fund, a separately designated series of Forum Funds, a Delaware business trust (the "Trust"), in connection with the transactions contemplated by the Agreement and Plan of Reorganization, dated as of September 18, 2002 (the "Reorganization Agreement"), by and between Short-Intermediate Income Fund, Inc. and BrownIA Intermediate Bond Fund, providing, among other things, for the transfer by Short-Intermediate Income Fund, Inc. (the "Acquired Fund") of all of its assets to BrownIA Intermediate Bond Fund (the "Acquiring Fund") in exchange for a certain number of the Class A and Institutional Class shares of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of certain specified liabilities of the Acquired Fund (the "Stated Liabilities").

         This opinion is delivered pursuant to section 7(e) of the Reorganization Agreement. All capitalized terms used herein, unless otherwise specified, shall have the meanings ascribed to them in the Reorganization Agreement.

                                            Short-Intermediate Income Fund, Inc.
                                                  BrownIA Intermediate Bond Fund
                                                              September 23, 2002
                                                                          Page 2


         In rendering our opinions, we have examined and relied upon the accuracy and completeness of the facts, information, covenants, statements and representations contained in originals or copies, certified or otherwise identified to our satisfaction, of the Reorganization Agreement, the Proxy Statement/Prospectus and such other documents as we have deemed necessary or appropriate as a basis for the opinions set forth below. Our opinions assume, among other things, the accuracy as of the date hereof of such facts, information, covenants, statements and representations, as well as an absence of any change in the foregoing that are material to such opinions.

         We have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified or photostatic copies and the authenticity of the originals of such documents. We have also assumed that the transactions related to the asset transfer or contemplated by the Reorganization Agreement will be consummated at the Closing Date in accordance with the Reorganization Agreement and as described in the Proxy Statement/Prospectus. In addition, our opinion is expressly conditioned on, among other things, the accuracy as of the date hereof of statements and representations contained in certain officer and shareholder certificates.

         In rendering our opinion, we have considered the applicable provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations promulgated thereunder by the Treasury Department (the
"Regulations"), pertinent judicial authorities, rulings of the U.S. Internal Revenue Service and such other authorities as we have considered relevant. It should be noted that such Code, Regulations, judicial decisions, administrative interpretations and such other authorities are subject to change at any time and, in some circumstances, with retroactive effect. A material change in any of the authorities upon which our opinion is based could affect our conclusions stated herein. In addition, there can be no assurance that the Internal Revenue Service would not take a position contrary to that which is stated in this opinion.

         Based upon and subject to the foregoing, we are of the opinion that, for United States federal income tax purposes:

                    (i) the transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for Class A and Institutional Class shares of the Acquiring Fund and the assumption of the Stated Liabilities, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in the Reorganization Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and each such Fund will be a "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                                            Short-Intermediate Income Fund, Inc.
                                                  BrownIA Intermediate Bond Fund
                                                              September 23, 2002
                                                                          Page 3


                    (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                    (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund;

                    (iv) the adjusted basis of each asset of the Acquired Fund in the hands of the Acquiring Fund will be the same as the adjusted basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (v) the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) solely in exchange for shares of the Acquired Fund;

                    (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor;

                    (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund
         Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange; and

                    (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, including the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the date of the Reorganization. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

         In accordance with the requirements of Item 601(b)(23) of Regulation S-K under the Securities Act, we hereby consent to the use of our name in the Proxy Statement/Prospectus and to the filing of this opinion as an Exhibit to the Registration Statement. In giving this consent,

                                            Short-Intermediate Income Fund, Inc.
                                                  BrownIA Intermediate Bond Fund
                                                              September 23, 2002
                                                                          Page 4


we do not admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations of the Securities Exchange Commission thereunder.

                                                     Very truly yours,

                                                     /s/ Piper Rudnick LLP

                                                               Exhibit 16(12)(b)


                                                               6225 Smith Avenue
                                                  Baltimore, Maryland 21209-3600
                                              MAIN 410.580.3000 FAX 410.580.3001




                                        September 23, 2002


Emerging Growth Fund, Inc.
Deutsche Asset Management, Inc
One South Steet, BAL01-1806
Baltimore, Maryland 21202

BrownIA Small-Cap Growth Fund
Forum Financial Group, LLC
Two Portland Square
Portland, ME 04101


     Re: MERGER OF EMERGING GROWTH FUND, INC. INTO BROWNIA SMALL-CAP GROWTH FUND

Ladies and Gentlemen:

         We have acted as special counsel to Emerging Growth Fund, Inc., a Maryland corporation, and BrownIA Small-Cap Growth Fund, a separately designated series of Forum Funds, a Delaware business trust (the "Trust"), in connection with the transactions contemplated by the Agreement and Plan of Reorganization, dated as of September 18, 2002 (the "Reorganization Agreement"), by and between Emerging Growth Fund, Inc. and BrownIA Small-Cap Growth Fund, providing, among other things, for the transfer by Emerging Growth Fund, Inc. (the "Acquired Fund") of all of its assets to BrownIA Small-Cap Growth Fund (the "Acquiring Fund") in exchange for a certain number of the Class A, Class B, Class C and Institutional Class shares of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of certain specified liabilities of the Acquired Fund (the "Stated Liabilities").

         This opinion is delivered pursuant to section 7(e) of the Reorganization Agreement. All capitalized terms used herein, unless otherwise specified, shall have the meanings ascribed to them in the Reorganization Agreement.

                                                      Emerging Growth Fund, Inc.
                                                   BrownIA Small-Cap Growth Fund
                                                              September 23, 2002
                                                                          Page 2


         In rendering our opinions, we have examined and relied upon the accuracy and completeness of the facts, information, covenants, statements and representations contained in originals or copies, certified or otherwise identified to our satisfaction, of the Reorganization Agreement, the Proxy Statement/Prospectus and such other documents as we have deemed necessary or appropriate as a basis for the opinions set forth below. Our opinions assume, among other things, the accuracy as of the date hereof of such facts, information, covenants, statements and representations, as well as an absence of any change in the foregoing that are material to such opinions.

         We have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified or photostatic copies and the authenticity of the originals of such documents. We have also assumed that the transactions related to the asset transfer or contemplated by the Reorganization Agreement will be consummated at the Closing Date in accordance with the Reorganization Agreement and as described in the Proxy Statement/Prospectus. In addition, our opinion is expressly conditioned on, among other things, the accuracy as of the date hereof of statements and representations contained in certain officer and shareholder certificates.

         In rendering our opinion, we have considered the applicable provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations promulgated thereunder by the Treasury Department (the
"Regulations"), pertinent judicial authorities, rulings of the U.S. Internal Revenue Service and such other authorities as we have considered relevant. It should be noted that such Code, Regulations, judicial decisions, administrative interpretations and such other authorities are subject to change at any time and, in some circumstances, with retroactive effect. A material change in any of the authorities upon which our opinion is based could affect our conclusions stated herein. In addition, there can be no assurance that the Internal Revenue Service would not take a position contrary to that which is stated in this opinion.

         Based upon and subject to the foregoing, we are of the opinion that, for United States federal income tax purposes:

                    (i) the transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for Class A, Class B, Class C and Institutional Class shares of the Acquiring Fund and the assumption of the Stated Liabilities, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in the Reorganization Agreement, will constitute a "reorganization" within the meaning of
         Section 368(a)(1) of the Code and each such Fund will be a "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                                                      Emerging Growth Fund, Inc.
                                                   BrownIA Small-Cap Growth Fund
                                                              September 23, 2002
                                                                          Page 3


                    (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                    (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund;

                    (iv) the adjusted basis of each asset of the Acquired Fund in the hands of the Acquiring Fund will be the same as the adjusted basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (v) the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) solely in exchange for shares of the Acquired Fund;

                    (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor;

                    (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund
         Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange; and

                    (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, including the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the date of the Reorganization. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

         In accordance with the requirements of Item 601(b)(23) of Regulation S-K under the Securities Act, we hereby consent to the use of our name in the Proxy Statement/Prospectus and to the filing of this opinion as an Exhibit to the Registration Statement. In giving this consent,

                                                      Emerging Growth Fund, Inc.
                                                   BrownIA Small-Cap Growth Fund
                                                              September 23, 2002
                                                                          Page 4


we do not admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act or the rules and regulations of the Securities Exchange Commission thereunder.

                                                     Very truly yours,
                                                     /s/ Piper Rudnick LLP